Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Natural gas purchases	$ 406	$ 1,017	$ 786
Interest costs and related debt fees	118	165	133
Liquefaction Project costs	80	125	89
Other accrued liabilities	6	7	4
Total accrued liabilities	$ 610	$ 1,314	$ 1,012